Filed pursuant to Rule 497(e)
under the Securities Act of 1933.
File No. 33-84186
File No. 811-8774

	ROULSTON FUNDS

Supplement dated January 3, 2000 to

Roulston Growth Fund
Roulston Growth and Income Fund
Roulston Government Securities Fund
Prospectus dated March 1, 1999 as supplemented September 22, 1999 and to

Roulston Emerging Growth Fund
Roulston International Equity Fund
Prospectus dated July 1, 1999


As of November 8, 1999, the new address for Roulston & Company, Inc., Roulston Research Corp. and the Roulston Funds is:
3636 Euclid Avenue
Suite 3000
Cleveland, Ohio 44115

* Effective January 3, 2000, the Portfolio Manager for the Growth and Income Fund, as disclosed on page 7 of the Prospectus for such Fund was Howard W. Harpster.

* The first paragraph under the heading PORTFOLIO MANAGERS, Growth and Income Fund, on page 12 of the Prospectus dated March 1, 1999 as supplemented September 22, 1999, is replaced with the following:

Effective January 3, 2000, the Fund is managed by Howard W. Harpster.
Mr. Harpster joined Roulston as Chief Investment Officer on May 15, 1999. Prior to joining Roulston, Mr. Harpster served as Director of Pension Investments with BP America, Inc. since 1989.


* The second and third paragraphs under the heading PORTFOLIO MANAGERS, Growth and Income Fund, on page 12 of the Prospectus dated March 1, 1999 as supplemented September 22, 1999, are deleted.


* The following paragraph is added to the section GOVERNMENT SECURITIES FUND, PRINCIPAL STRATEGY on page 8 of the Prospectus dated March 1, 1999 as supplemented September 22, 1999:

The Fund expects that it may engage in active and frequent trading of portfolio securities from time to time to achieve its principal strategy resulting in an annual portfolio turnover rate which will exceed 100%. This is expected to happen at times when the Fund is repositioning its portfolio and duration to meet changing interest rate conditions resulting in portfolio turnover rates which would be more in line with interest rate cycles. Frequent trading of securities may increase transaction costs to the Fund and can produce capital gains, which are taxable when distributed to investors in non-tax-sheltered accounts.

* This Supplement supersedes in its entirety the Supplement dated
December 8, 1999.


INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE.





PFPC INC.
3200 Horizon Drive
King of Prussia, PA 19406-0903

January 3, 2000


Securities and Exchange Commission
Judiciary Plaza
Public Filing Desk
450 Fifth Street, NW
Washington, DC 20549


Re: Roulston Funds (the "Registrant")
      File No.: 33-84186


To the Staff of the Commission:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, enclosed for filing on behalf of the Registrant is the EDGAR transmission of the Supplement dated January 3, 2000 to Roulston Growth Fund, Roulston Growth and Income Fund, and Roulston Government Securities Fund Prospectus dated March 1, 1999 as supplemented September 22, 1999 and to Roulston Emerging Growth Fund, and Roulston International Equity Fund Prospectus dated July 1, 1999.

The purposes of this filing is to notify shareholders of (i) the new address for the adviser, the distributor and the Funds, (ii) the change in primary manager and retirement of co-managers for Roulston Growth and Income Fund and (iii) the portfolio turnover rate of Roulston Government Securities Fund.

Should you have any questions, comments or require further information, I can be reached directly at (610) 239-4753.
Thank you for your continued courtesy and cooperation.

Sincerely,
Michelle A. Whalen
Manager
Compliance Administration

cc:  Kristin Ives, Esq.
       Charles A. Kiraly